UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2007
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      02-06-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 46
                                        -------------------

Form 13F Information Table Value Total: $1,303,842
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- --------------  ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101    15,189      180,134   X                              122,683     57,451
ACCENTURE LTD SHS CL    COMMON          G1150G111    15,529      430,998   X                              302,189    128,809
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107    14,919      255,904   X                              184,161     71,743
ASTRAZENECA PLC ADR S   COMMON          046353108    15,970      372,963   X                               48,451    324,512
BARCLAYS PLC ADR        COMMON          06738E204    36,366      900,820   X                              113,201    787,619
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104    31,842      435,172   X                               57,161    378,011
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302    49,386    1,000,319   X                              130,576    869,743
CANON INC ADR           FOREIGN COMMON  138006309    31,413      685,416   X                               85,666    599,750
CITIGROUP INC COM       FOREIGN COMMON  172967101    16,137      548,133   X                              422,094    126,039
COCA COLA CO            COMMON          191216100    16,815      273,987   X                              186,367     87,620
CRH PLC ADR             COMMON          12626K203    27,177      779,164   X                               96,818    682,346
DANSKE BK A/S ADR       FOREIGN         236363107    29,880    1,525,790   X                              196,225  1,329,565
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205    49,295      574,332   X                               76,650    497,682
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108    38,557      532,332   X                               68,708    463,624
ERICSSON L M REL CO     FOREIGN COMMON  294821608    34,765    1,488,864   X                              178,552  1,310,312
FEDERAL NAT MORTGAGE    COMMON          313586109     7,701      192,633   X                              141,345     51,288
FRANCE TELECOM ADR SP   COMMON          35177Q105    44,388    1,245,796   X                              161,275  1,084,521
GENERAL ELEC CO         FOREIGN         369604103    14,399      388,424   X                              268,193    120,231
GLAXOSMITHKLINE PLC A   COMMON          37733W105    46,966      932,052   X                              122,435    809,617
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406    41,686      497,986   X                               64,789    433,197
I B M                   FOREIGN COMMON  459200101    15,111      139,791   X                               95,506     44,285
ING GROEP N V ADR SPO   COMMON          456837103    33,553      862,334   X                              107,365    754,969
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103    36,582      605,268   X                               75,133    530,135
ISHARES TR MSCI EAFE            COMMON  464287465     1,285       16,375   X                                    -     16,375
JOHNSON & JOHNSON       FOREIGN COMMON  478160104    15,787      236,694   X                              163,470     73,224
LILLY, ELI AND COMPANY  COMMON          532457108    10,038      188,020   X                              135,655     52,365
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104    31,860    3,414,822   X                              413,086  3,001,736
NESTLE S A ADR SPON R   COMMON          641069406    57,177      497,934   X                               64,298    433,636
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109    43,883      808,010   X                              105,994    702,016
ORACLE SYS CORP         FOREIGN COMMON  68389X105    17,910      793,174   X                              496,480    296,694
PFIZER INC              FOREIGN         717081103    13,973      614,729   X                              431,791    182,938
PROCTER & GAMBLE COMP   COMMON          742718109    16,484      224,515   X                              151,445     73,070
ROCHE HOLDING LTD       FOREIGN COMMON  771195104    34,964      404,741   X                               53,809    350,932
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206    39,436      468,356   X                               61,584    406,772
SANOFI-AVENTIS ADR      COMMON          80105N105    45,657    1,002,785   X                              134,790    867,995
SAP AG ADR SPON         FOREIGN         803054204    34,439      674,608   X                               85,700    588,908
SHINSEI BANK LTD TOKY   FOREIGN         824631105    34,305    4,696,504   X                              555,827  4,140,677
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109    30,593    1,057,538   X                              134,529    923,009
TARGET                  FOREIGN COMMON  87612E106     8,477      169,533   X                              111,106     58,427
TNT N V SPON ADR        FOREIGN         87260W101    29,875      723,300   X                               93,624    629,676
TOTAL FINA ELF S A AD   COMMON          89151E109    41,062      497,122   X                               66,723    430,399
UBS AG SHS              FOREIGN COMMON  H8920M855    25,633      557,242   X                               69,148    488,094
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704    43,201    1,154,478   X                              152,043  1,002,435
VODAFONE GROUP PLC NE   FOREIGN         92857W100    27,253      730,259   X                               92,027    638,232
WELLPOINT INC COM       COMMON          94973V107    17,630      200,956   X                              136,902     64,054
WPP GROUP PLC           FOREIGN COMMON  929309409    19,294      300,109   X                               37,264    262,845

TOTAL                   46                        1,303,842
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